Income Tax (Benefits) Expenses - Significant Components of Deferred Tax Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Inventory write downs	¥ 421	¥ 541
Accrued expenses and others	4,616	2,485
Deferred income	191	22
Net operating loss carry forwards	1,560	952
Total deferred tax assets	6,788	4,000
Less: valuation allowance	(1,554)	(952)
Deferred tax assets, net	¥ 5,234	¥ 3,048